Other Expenses (Income), Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Other Income And Expenses [Abstract]
Royalty expense (income), net	$ 2,039	$ (1,843)	$ (1,195)
Loss on litigation settlement	9,300
(Gain) on remeasurement of joint venture ownership	(7,972)
(Income) loss related to unconsolidated equity affiliates	(2,080)	(2,023)	(2,888)
Other expense (income), net	$ 1,287	$ (3,866)	$ (4,083)